SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment
Impairment of long-lived assets	¥ 0
Electronic equipment | Minimum [Member]
Property, Plant and Equipment
Property plant and equipment useful life	3 years
Electronic equipment | Maximum [Member]
Property, Plant and Equipment
Property plant and equipment useful life	5 years
Office furniture
Property, Plant and Equipment
Property plant and equipment useful life	5 years